Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Term loan balance	$ 105,244	$ 71,000	$ 77,000
Convertible debt balance	10,880	7,000
Related-party convertible debt balance	17,670	11,964
Less unamortized debt issuance costs	(37,357)	(6,138)	(3,334)
Total borrowed	96,437	83,826	73,666
Less short-term debt obligation balance		(3,771)	(22,666)
Long-term debt obligation balance	96,437	80,055	51,000
Total borrowed	$ 96,437	$ 83,826	$ 73,666